Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Sep. 30, 2012	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Sang Heng [Member]	Dec. 31, 2012 Sang Heng [Member]	Mar. 31, 2011 Iao Pou [Member]	Dec. 31, 2012 Iao Pou [Member]	Mar. 31, 2011 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]
Payment To Related Party Management Company								$ 155,000		$ 155,000		$ 77,500
Payment To Related Party Management Company Revised							180,000		103,000		103,000
Payment To Related Party Additional Management Agreement			180,000
Related Party Transaction, Expenses from Transactions with Related Party				5,966,147	5,305,258	3,732,650
Related Party Transaction, Due from (to) Related Party				567,683	462,665
Employment Contracts Total Compensation Charged To Operations				1,063,256	775,200	690,200
Capital Leases, Future Minimum Payments Due, Next Twelve Months				35,348
Operating Leases, Rent Expense				66,753	38,976	0
Management Fee, Amount Paid		103,000
Fees and Commissions, Transfer Agent	$ 809,000